Financial instruments by categories (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 78,671		R$ 146,594	R$ 30,038
Basic interest rate shock positive	2,907
Basic interest rate shock negative	(2,907)
Banco BMG S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 3,130	[1]	R$ 9,344

[1]	This include two loans contracted fixed rate in Euro and USD and swapped to CDI in Reais.